FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value and NAV
Fair Value Measurements as of December 31, 2025 (in thousands)

	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stock of International Paper Company	$152,139	$—	$—	$152,139
Equities	763,571	2,285,965	—	3,049,536
Fixed income	—	883,415	1,731	885,146
Derivatives	—	—	899	899
Cash and cash equivalents	26,938	—	—	26,938
Securities lending collateral
Interest bearing cash	9,735	—	—	9,735
Non-cash	—	3,370	—	3,370
Self-directed brokerage accounts	153,118	3,513	—	156,631
Total assets in fair value hierarchy	$1,105,501	$3,176,263	$2,630	$4,284,394
Investments measured at net asset value (a)	—	—	—	31,717
Total investments at fair value	$1,105,501	$3,176,263	$2,630	$4,316,111
(a) In accordance with Subtopic 820-10, Fair Value Measurements and Disclosures, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.
Fair Value Measurements as of December 31, 2024 (in thousands)

	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stock of International Paper Company	$222,814	$—	$—	$222,814
Equities	919,596	2,201,014	—	3,120,610
Fixed income	—	748,475	2,260	750,735
Derivatives	—	—	1,590	1,590
Cash and cash equivalents	49,572	—	—	49,572
Securities lending collateral
Interest bearing cash	17,710	—	—	17,710
Non-cash	—	3,632	—	3,632
Self-directed brokerage accounts	141,732	3,517	—	145,249
Total assets in fair value hierarchy	$1,351,424	$2,956,638	$3,850	$4,311,912
Investments measured at net asset value (a)	—	—	—	30,638
Total investments at fair value	$1,351,424	$2,956,638	$3,850	$4,342,550
(a) In accordance with Subtopic 820-10, Fair Value Measurements and Disclosures, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.
The following table summarizes Master Trust investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024, respectively (in thousands). There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Master Trust.

	2025 Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Real estate funds	$31,717	N/A	Quarterly	30 days

	2024 Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Real estate funds	$30,638	N/A	Quarterly	30 days